Derivative Instruments	6 Months Ended
Jun. 30, 2014
Derivative Instruments (Abstract)
Derivative Instruments
8.      Derivative Instruments

The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and one was terminated upon the disposal of the M/T Attikos and the M/T Aristofanis. During the year ended December 31, 2012, the Partnership terminated one interest rate swap agreement in full and one partially under its $350,000 credit facility. During the six month period ended June 30, 2013, the Partnership's three remaining swaps amounting to $59,084 expired.

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the unaudited condensed consolidated statements of comprehensive income and the amounts remaining in OCI for the six month periods ended June 30, 2014 and 2013 respectively:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)		Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
Interest rate swaps	2014	2013	Interest expense and finance cost	2014	2013	2014	2013	Gain on interest rate swap agreement	2014	2013
	-	(4).		-	(466).	-	462		-	4

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The Partnership follows the accounting guidance for derivative instruments that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.
The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves.

 Since March 31, 2012 and May 23, 2012 two out of three interest rate swaps did not qualify as cash flow hedges and the changes in their fair value was recognized in the unaudited condensed consolidated statements of comprehensive income whilst the third interest rate swap agreement qualified as a cash flow hedge and the changes in its fair value is recognized in accumulated other comprehensive loss. As a result the amount of $1,400 and $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of March 31, 2012 and May 23, 2012 respectively, were attributable to the two ineffective hedges and were being amortized over their respective remaining term up to their maturity date March 27, 2013 and March 28, 2013, respectively in the Partnership's unaudited condensed consolidated statements of comprehensive income by using the effective interest rate method.  For the six month period ended June 30, 2013 the Partnership recorded an expense of $363 from the above amortization.
The net result of the accumulated OCL amortization and the change of the fair value of certain interest rate swap agreements of $4 is presented under other income / (expense), net as a “Gain on interest rate swap agreement” in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013.